Date: 03/21/2023 04:02 AM	Project: Form Type:
Client: __	File: armm.htm Type: Pg: 1 of 17

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 89.9%

COMMON STOCKS - 39.9%

Aerospace & Defense - 0.2%
Maxar Technologies, Inc.	6,792	350,943

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc.*	4,077	416,710

Airlines - 0.1%
American Airlines Group, Inc.*	768	12,395
American Airlines Group, Inc. Escrow*(a)(b)	14,383	144
Spirit Airlines, Inc.	6,096	120,945
		133,484
Automobiles - 0.3%
General Motors Co.	9,922	390,133

Banks - 1.3%
First Horizon Corp.	50,796	1,256,170
JPMorgan Chase & Co.	2,648	370,614
Professional Holding Corp., Class A*	1,100	31,515
Umpqua Holdings Corp.	17,500	318,500
		1,976,799
Biotechnology - 1.5%
BioMarin Pharmaceutical, Inc.*	5,935	684,602
Grifols SA, ADR (Spain)*	3,800	34,618
Horizon Therapeutics plc*	13,050	1,431,846
Myovant Sciences Ltd.*	6,339	170,393
		2,321,459
Capital Markets - 1.3%
BlackRock, Inc.	753	571,685
Cowen, Inc., Class A	1,500	58,320
Morgan Stanley	3,117	303,378
MSCI, Inc.	1,787	949,898
Pegasus Acquisition Co. Europe BV, Class A (Netherlands)*	12,042	128,296
Pershing Square, Escrow*(b)	6,100	610
		2,012,187
Commercial Services & Supplies - 0.3%
IAA, Inc.*	10,834	452,103

Communications Equipment - 0.5%
Cisco Systems, Inc.	2,976	144,842
Comtech Telecommunications Corp.	3,250	51,545
Motorola Solutions, Inc.	2,343	602,174
		798,561
Construction & Engineering - 0.5%
Quanta Services, Inc.	4,423	673,136

Diversified Financial Services - 0.9%
Apollo Global Management, Inc.	9,594	679,063
Equitable Holdings, Inc.	19,095	612,377
		1,291,440
Diversified Telecommunication Services - 0.0%(c)
Telesat Corp. (Canada)*	4,885	45,137

Electric Utilities - 1.5%
Alliant Energy Corp.	8,325	449,800
NextEra Energy, Inc.	5,675	423,525
PG&E Corp.*	36,261	576,550
PNM Resources, Inc.	16,734	827,998
		2,277,873
Electronic Equipment, Instruments & Components - 0.4%
National Instruments Corp.	1,750	94,500
Rogers Corp.*	3,650	509,504
		604,004
Entertainment - 1.0%
Activision Blizzard, Inc.	17,499	1,339,898
Liberty Media Corp-Liberty Braves, Class C*	4,304	149,263
		1,489,161
Equity Real Estate Investment Trusts (REITs) - 0.9%
Indus Realty Trust, Inc.	300	19,230
STORE Capital Corp.	28,402	914,829
Summit Industrial Income REIT (Canada)	28,450	489,223
		1,423,282
Food & Staples Retailing - 0.4%
Albertsons Cos., Inc., Class A	7,200	152,640
Cia Brasileira de Distribuicao, ADR (Brazil)	3,851	15,597
Fresh Market, Inc. (The) Escrow*(a)(b)	46,500	—
Magnit PJSC, GDR (Russia)(b)(d)	1,638	—
Sendas Distribuidora SA, ADR (Brazil)	4,116	79,398
Wal-Mart de Mexico SAB de CV (Mexico)	48,867	191,414
Walmart, Inc.	1,285	184,873
X5 Retail Group NV, GDR (Russia)*(a)(b)(d)	4,390	—
		623,922
Food Products - 1.0%
Nestle SA (Registered)	12,835	1,565,986

Gas Utilities - 1.0%
South Jersey Industries, Inc.	38,346	1,383,907
Southwest Gas Holdings, Inc.	1,300	87,009
		1,470,916
Health Care Equipment & Supplies - 0.2%
Apollo Endosurgery, Inc.*	27,477	270,099
Meridian Bioscience, Inc.*(a)	2,656	90,304
		360,403
Health Care Providers & Services - 1.7%
1Life Healthcare, Inc.*	39,689	634,627
Elevance Health, Inc.	1,034	516,990
LHC Group, Inc.*	5,090	807,274
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	30,284	53,397
Signify Health, Inc., Class A*	18,353	522,326
Sinopharm Group Co. Ltd., Class H (China)	16,945	41,532
		2,576,146
Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc.*	202	491,688
Expedia Group, Inc.*	2,518	287,808
Playtech plc (United Kingdom)*	8,600	60,018
		839,514

See Notes to Consolidated Schedule of Investments

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Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Household Durables - 0.2%
iRobot Corp.*	1,175	52,875
Lennar Corp., Class B	2,800	241,808
		294,683
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	3,036	206,084

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	1,955	407,578

Insurance - 1.3%
AIA Group Ltd. (Hong Kong)	77,699	878,593
Aon plc, Class A	1,285	409,504
Chubb Ltd.	2,813	639,929
Trean Insurance Group, Inc.*	5,371	32,710
		1,960,736
Interactive Media & Services - 1.9%
Alphabet, Inc., Class A*	14,623	1,445,337
Baidu, Inc., ADR (China)*	803	108,148
Baidu, Inc., Class A (China)*	1,931	32,460
Meta Platforms, Inc., Class A*	8,741	1,302,147
VK Co. Ltd., GDR (Russia)*(a)(b)(d)	1,305	—
Yandex NV, Class A (Russia)*(a)(b)	1,428	—
		2,888,092
Internet & Direct Marketing Retail - 3.6%
Alibaba Group Holding Ltd., ADR (China)*	8,577	945,185
Alibaba Group Holding Ltd. (China)*	23,212	319,134
Altaba, Inc. Escrow*(b)	128,456	423,905
Amazon.com, Inc.*	8,125	837,931
ASOS plc (United Kingdom)*	1,085	11,739
Deliveroo plc (United Kingdom)*(d)	11,689	13,396
eBay, Inc.	5,438	269,182
JD.com, Inc., Class A (China)	723	21,468
MercadoLibre, Inc. (Brazil)*	600	709,014
Overstock.com, Inc.*	10,484	253,818
Prosus NV (China)*	19,926	1,608,930
		5,413,702
IT Services - 1.5%
Evo Payments, Inc., Class A*	13,711	464,391
MoneyGram International, Inc.*	60,996	656,927
Paya Holdings, Inc.*	1,750	17,010
PayPal Holdings, Inc.*	5,438	443,143
Visa, Inc., Class A	2,623	603,841
		2,185,312
Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE (Luxembourg)	11,557	828,981
Gerresheimer AG (Germany)	3,705	274,000
Thermo Fisher Scientific, Inc.	494	281,743
		1,384,724
Machinery - 1.0%
Altra Industrial Motion Corp.	5,506	336,252
Caterpillar, Inc.	2,162	545,451
Deere & Co.	1,029	435,102
Evoqua Water Technologies Corp.*	3,400	164,934
		1,481,739
Media - 2.0%
Aimia, Inc. (Canada)*	14,300	39,443
Deluxe Television GmbH (Germany)*(b)	16,063	1,606
Shaw Communications, Inc., Class B (Canada)	56,721	1,688,138
Stroeer SE & Co. KGaA (Germany)	7,211	395,386
TEGNA, Inc.	45,424	905,300
WideOpenWest, Inc.*	2,582	29,667
		3,059,540
Metals & Mining - 1.1%
ArcelorMittal SA (Luxembourg)	4,832	149,903
Artemis Gold, Inc. (Canada)*	605	2,155
BHP Group Ltd., ADR (Australia)	9,077	636,751
Vale SA, ADR (Brazil)	9,292	173,575
Yamana Gold, Inc. (Canada)	107,005	645,240
		1,607,624
Multiline Retail - 0.0%
Fix Price Group plc, GDR (Russia)*(a)(b)(d)	144	—

Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy, Inc.	4,033	616,202
DT Midstream, Inc.	6,339	346,490
Euronav NV (Belgium)	2,299	36,186
LUKOIL PJSC, ADR (Russia)(b)	661	—
Petroleo Brasileiro SA, ADR (Brazil)	10,548	122,357
Targa Resources Corp.	4,613	346,067
		1,467,302
Paper & Forest Products - 0.1%
Resolute Forest Products, Inc.*	4,650	100,952

Pharmaceuticals - 1.8%
Aralez Pharmaceuticals, Inc. (Canada)*(b)	345	—
Bristol-Myers Squibb Co.	6,872	499,251
Dr Reddy's Laboratories Ltd., ADR (India)	3,222	173,344
Eli Lilly & Co.	1,769	608,801
Hikma Pharmaceuticals plc (Jordan)	8,121	171,793
Roche Holding AG	4,050	1,264,290
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	1,671	17,612
		2,735,091
Professional Services - 0.3%
Atlas Technical Consultants, Inc.*	679	8,236
SGS SA (Registered) (Switzerland)	153	373,111
		381,347
Real Estate Management & Development - 0.1%
Seritage Growth Properties, Class A, REIT*	15,529	188,677

Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV (Netherlands)	118	78,074
Lam Research Corp.	617	308,562
Magnachip Semiconductor Corp. (South Korea)*	9,900	104,940
NVIDIA Corp.	582	113,705
Silicon Motion Technology Corp., ADR (Taiwan)	751	48,139

See Notes to Consolidated Schedule of Investments

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Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
SunEdison, Inc.*(a)(b)	16,689	—
Tower Semiconductor Ltd. (Israel)*	18,130	757,653
		1,411,073
Software - 2.9%
Black Knight, Inc.*	1,108	67,134
Coupa Software, Inc.*	12,427	993,166
Duck Creek Technologies, Inc.*	1,561	29,550
ForgeRock, Inc., Class A*	17,028	338,176
KnowBe4, Inc., Class A*	13,349	332,257
Magnet Forensics, Inc. (Canada)*	2,550	84,326
Microsoft Corp.	2,545	630,676
SAP SE (Germany)	11,341	1,344,362
VMware, Inc., Class A*	4,750	581,732
		4,401,379
Specialty Retail - 0.4%
Sportsman's Warehouse Holdings, Inc.*	29,045	273,894
Toys R Us, Inc.*(b)	1,040	5,200
Ulta Beauty, Inc.*	662	340,242
		619,336
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	9,150	1,320,253
Samsung Electronics Co. Ltd., GDR (South Korea)(e)	382	473,437
		1,793,690
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd.*	4,735	314,830
Tapestry, Inc.	7,785	354,763
		669,593
Trading Companies & Distributors - 0.4%
Brenntag SE (Germany)	5,452	406,981
IMCD NV (Netherlands)	1,440	228,286
		635,267
Transportation Infrastructure - 0.1%
Atlas Corp. (Canada)	9,100	134,771

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	4,651	694,441

TOTAL COMMON STOCKS (Cost $58,175,134)		60,216,032

PREFERRED STOCKS - 0.0%(c)

Internet & Direct Marketing Retail - 0.0%(c)
Qurate Retail, Inc. 8.00%, 3/15/2031
(Cost $44,424)	1,000	47,100

CONVERTIBLE PREFERRED STOCKS - 0.0%(c)

Auto Components - 0.0%(c)
Garrett Motion, Inc. (Switzerland),
Series A, 11.00%, 4/30/2027(f) (Cost $32,686)	6,226	55,287

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 1.8%

Diversified Financial Services - 0.9%
2001 Cat RE Ltd. (Bermuda),
Series A, (3 Month Treasury Bill Rate + 12.48%), 17.10%, 1/8/2024(e)(g)	750,000	699,525
Mystic Re IV Ltd. (Bermuda),
Series A, (3 Month Treasury Bill Rate + 9.75%), 14.33%, 1/8/2024(e)(g)	750,000	710,625
		1,410,150
Independent Power and Renewable Electricity Producers - 0.0%
GenOn Energy, Inc. Escrow,
9.50%, 10/15/2018(a)(b)(h)	354,000	—
9.88%, 10/15/2020(a)(b)(h)	1,655,000	—
		—
Insurance - 0.9%
Atlas Capital Reinsurance 2020 DAC (Ireland),
Series 2020, (3 Month Treasury Bill Rate + 8.30%), 12.57%, 6/10/2024(e)(g)	700,000	664,300
Tailwind RE Ltd. (Bermuda),
Series B, (3 Month Treasury Bill Rate + 8.75%), 13.09%, 1/8/2025(e)(g)	750,000	651,450
		1,315,750
TOTAL CORPORATE BONDS (Cost $2,728,908)		2,725,900

LOAN ASSIGNMENTS - 0.0%(c)

Media - 0.0%(c)
Deluxe Entertainment Services Group, Inc., 1st Lien Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 9.73% Cash/1.50% PIK, due 3/25/2024(a)(b)(g)(i)	14,440	5,742
Deluxe Entertainment Services Group, Inc., 2nd Lien Term Loan,
(ICE LIBOR USD 3 Month + 6.00%), 10.73% Cash/2.50% PIK, due 9/25/2024(a)(b)(g)(i)	150,645	—
TOTAL LOAN ASSIGNMENTS (Cost $101,711)		5,742

Investments	No. of Rights	Value ($)
RIGHTS - 0.2%

Biotechnology - 0.1%
Achillion Pharmaceuticals, Inc., CVR*(b)	23,300	11,650
Adamas Pharmaceuticals, Inc., CVR*(b)	24,600	1,230
Akouos, Inc., CVR*(a)(b)	38,850	29,138
Ambit Biosciences Corp., CVR*(a)(b)	70,000	118,300

See Notes to Consolidated Schedule of Investments

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Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	No. of Rights	Value ($)
Clementia Pharmaceuticals, Inc., CVR (France)*(a)(b)	3,200	—
Oyster Point Pharma, Inc., CVR*(a)(b)	8,815	1,322
Tobira Therapeutics, Inc., CVR*(a)(b)	6,900	—
		161,640
Health Care Equipment & Supplies - 0.0%(c)
ABIOMED, Inc., CVR*(a)(b)	3,300	5,775

IT Services - 0.0%(c)
Flexion Therapeutics, Inc., CVR*(b)	18,500	12,025

Metals & Mining - 0.1%
Kinross Gold Corp., CVR (Canada)*(a)(b)	4,800	4
Pan American Silver Corp., CVR (Canada)*	39,600	24,948
		24,952
Pharmaceuticals - 0.0%(c)
Zogenix, Inc., CVR*(b)	6,450	8,062

TOTAL RIGHTS (Cost $64,806)		212,454

Investments	No. of Warrants	Value ($)
WARRANTS - 0.0%(c)

Capital Markets - 0.0%(c)
FinTech Acquisition Corp. III, expiring 12/1/2023*(a)(b)	1,770	5
Pegasus Acquisition Co. Europe BV, expiring 4/27/2026 (Netherlands)*	4,014	87
		92

Leisure Products - 0.0%(c)
Tonies SE, expiring 4/30/2026 (Germany)*	4,329	1,176

TOTAL WARRANTS (Cost $14)		1,268

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 48.0%

INVESTMENT COMPANIES - 48.0%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 4.21%(j) (Cost $72,343,538)	72,343,538	72,343,538

TOTAL LONG POSITIONS (Cost $133,491,221)		135,607,321

SHORT POSITIONS - (8.2)%(k)

COMMON STOCKS SOLD SHORT - (8.2)%

Banks - (0.7)%
Columbia Banking System, Inc.	(9,967)	(308,080)
Seacoast Banking Corp. of Florida	(964)	(30,954)
Signature Bank	(3,297)	(425,148)
SVB Financial Group*	(1,144)	(345,992)
		(1,110,174)
Building Products - (0.9)%
AZEK Co., Inc. (The)*	(18,658)	(450,217)
Owens Corning	(3,835)	(370,653)
Trex Co., Inc.*	(10,514)	(554,298)
		(1,375,168)
Capital Markets - (0.3)%
Intercontinental Exchange, Inc.	(100)	(10,755)
Virtu Financial, Inc., Class A	(24,707)	(477,092)
		(487,847)
Chemicals - (0.3)%
International Flavors & Fragrances, Inc.	(3,919)	(440,731)

Commercial Services & Supplies - (0.2)%
Ritchie Bros Auctioneers, Inc. (Canada)	(5,690)	(344,074)

Consumer Finance - (0.6)%
Ally Financial, Inc.	(7,985)	(259,433)
Credit Acceptance Corp.*	(1,276)	(590,328)
		(849,761)
Entertainment - (0.1)%
Netflix, Inc.*	(419)	(148,267)

Equity Real Estate Investment Trusts (REITs) - (1.0)%
Digital Realty Trust, Inc.	(5,101)	(584,677)
SL Green Realty Corp.	(11,972)	(492,648)
Vornado Realty Trust	(19,216)	(468,678)
		(1,546,003)
Food Products - (0.4)%
Kellogg Co.	(8,257)	(566,265)

Household Durables - (0.7)%
Lennar Corp., Class A	(2,240)	(229,376)
Newell Brands, Inc.	(30,791)	(491,425)
Toll Brothers, Inc.	(5,835)	(347,124)
		(1,067,925)
Household Products - (0.8)%
Church & Dwight Co., Inc.	(7,111)	(574,996)
Clorox Co. (The)	(4,274)	(618,405)
		(1,193,401)
Industrial Conglomerates - (0.5)%
3M Co.	(5,898)	(678,742)

Insurance - (0.3)%
Trupanion, Inc.*	(6,363)	(375,544)

Internet & Direct Marketing Retail - (0.2)%
Wayfair, Inc., Class A*	(5,164)	(312,422)

Machinery - (0.1)%
Xylem, Inc.	(1,632)	(169,744)

Media - (0.3)%
Paramount Global, Class B	(20,515)	(475,127)

Metals & Mining - (0.4)%
Agnico Eagle Mines Ltd. (Canada)	(3,947)	(222,926)

See Notes to Consolidated Schedule of Investments

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Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Pan American Silver Corp. (Canada)	(16,773)	(305,772)
		(528,698)
Oil, Gas & Consumable Fuels - (0.0)%(c)
Frontline plc (Norway)	(3,412)	(47,188)

Semiconductors & Semiconductor Equipment - (0.2)%
Broadcom, Inc.	(507)	(296,600)
MaxLinear, Inc.*	(292)	(12,031)
		(308,631)
Wireless Telecommunication Services - (0.2)%
SoftBank Group Corp., ADR (Japan)	(15,741)	(372,275)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(11,908,476))		(12,397,987)

TOTAL SHORT POSITIONS (Proceeds $(11,908,476))		(12,397,987)

Total Investments - 81.7% (Cost $121,582,745)		123,209,334
Other Assets Less Liabilities - 18.3%(l)		27,553,793
Net Assets - 100.0%		150,763,127

All bonds are denominated in US dollars, unless noted otherwise.

*	Non-income producing security.
(a)	Security fair valued as of January 31, 2023, in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2023, amounted to $250,734, which represents 0.2% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At January 31, 2023, these securities amounted to $13,396 of long positions, which represents 0.0% of net assets of the Fund.
(e)	Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $3,199,337 of long positions, which represents 2.1% of net assets for the Fund.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2023, and changes periodically.
(h)	Defaulted security.
(i)	Payment in-kind security.
(j)	Represents 7-day effective yield as of January 31, 2023.
(k)	At January 31, 2023, the Fund had $11,948,326 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(l)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2023.

Abbreviations
ADR	American Depositary Receipt
CAD	Canadian Dollar
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SA	Société Anonyme
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

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Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

LONG POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$45,279,134	30.0%
Canada	3,153,385	2.1%
China	3,130,254	2.1%
Germany	2,423,511	1.6%
Bermuda	2,061,600	1.4%
Brazil	1,099,941	0.7%
Luxembourg	978,884	0.7%
Hong Kong	878,593	0.6%
Israel	775,265	0.5%
Ireland	664,300	0.4%
Australia	636,751	0.4%
South Korea	578,377	0.4%
Netherlands	434,743	0.3%
Switzerland	428,398	0.3%
Mexico	191,414	0.1%
India	173,344	0.1%
Jordan	171,793	0.1%
United Kingdom	85,153	0.1%
Taiwan	48,139	0.0	%(a)
Belgium	36,186	0.0	%(a)
Spain	34,618	0.0	%(a)
Short-Term Investments and Other Assets-Net	99,897,331	66.3%
Short Positions (See summary below)	(12,397,987)	(8.2)%
	$150,763,127	100.0%
SHORT POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$(11,105,752)	(7.4)%
Canada	(872,772)	(0.6)%
Japan	(372,275)	(0.2)%
Norway	(47,188)	(0.0	)%(a)
Total Short Positions	$(12,397,987)	(8.2)%

(a) Represents less than 0.05% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments

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Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At January 31, 2023, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Brent Crude Oil	1	2/2023	$85,460	$(3,101)
CAC 40 10 Euro Index	3	2/2023	231,253	953
HSCEI	1	2/2023	47,531	(1,513)
Low Sulphur Gasoil	1	2/2023	91,525	(6,201)
MSCI Singapore Index	2	2/2023	46,354	(464)
OMXS30 Index	7	2/2023	147,328	(380)
RBOB Gasoline	1	2/2023	107,806	(2,614)
SGX FTSE China A50 Index	8	2/2023	111,768	(3,497)
SGX FTSE Taiwan Index	2	2/2023	106,980	(2,332)
Sugar No. 11	17	2/2023	414,310	36,377
Australia 3 Year Bond	6	3/2023	457,301	(1,533)
Canada 10 Year Bond	3	3/2023	284,679	(2,585)
Cocoa	6	3/2023	154,860	(3,216)
Copper	1	3/2023	105,650	786
Corn	7	3/2023	237,913	(680)
EURO STOXX 50 Index	5	3/2023	226,725	549
Euro-BTP	1	3/2023	115,314	(490)
FCOJ-A	1	3/2023	32,880	2,270
Foreign Exchange MXN/USD	4	3/2023	105,420	6,293
Foreign Exchange USD/NOK	1	3/2023	99,954	363
Foreign Exchange ZAR/USD	2	3/2023	57,250	671
FTSE 100 Index	2	3/2023	191,079	(2,011)
FTSE/JSE Top 40 Index	3	3/2023	127,266	2,436
Low Sulphur Gasoil	1	3/2023	89,975	(8,376)
MSCI Emerging Markets E-Mini Index	2	3/2023	104,460	156
Nikkei 225 Index	1	3/2023	20,973	(39)
Robusta Coffee	2	3/2023	42,140	2,780
S&P/TSX 60 Index	1	3/2023	188,478	2,345
Silver	1	3/2023	119,180	728
Soybean	7	3/2023	538,300	12,195
Soybean Meal	9	3/2023	435,780	12,127
SPI 200 Index	2	3/2023	262,047	3,095
TOPIX Index	3	3/2023	455,307	3,064
U.S. Treasury 5 Year Note	1	3/2023	109,242	(189)
U.S. Treasury 10 Year Note	1	3/2023	114,516	(720)
100 oz Gold	7	4/2023	1,361,710	(2,044)
Live Cattle	14	4/2023	912,940	6,264
Platinum	1	4/2023	51,055	(3,898)
Robusta Coffee	3	5/2023	62,340	2,300
3 Month SONIA	1	9/2024	296,963	(17)
3 Month SOFR	1	12/2024	242,025	(690)
3 Month SONIA	3	12/2024	892,275	(391)
3 Month SOFR	2	3/2025	484,900	(992)
3 Month SONIA	3	3/2025	892,922	583
3 Month SOFR	3	6/2025	728,063	(1,081)
3 Month SONIA	3	6/2025	893,385	533
3 Month SOFR	3	9/2025	728,438	(756)
3 Month SONIA	3	9/2025	893,708	(99)
3 Month SOFR	4	9/2026	971,300	(721)
Total Long Contracts			$15,479,028	$46,238

See Notes to Consolidated Schedule of Investments

Date: 03/21/2023 04:02 AM	Project: Form Type:
Client: __	File: armm.htm Type: Pg: 8 of 17

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Lean Hogs	(3)	2/2023	$(89,850)	$6,142
Natural Gas	(3)	2/2023	(80,520)	15,284
SGX NIFTY 50 Index	(9)	2/2023	(319,536)	(1,280)
Canada 10 Year Bond	(2)	3/2023	(189,786)	61
Canola	(13)	3/2023	(162,560)	(6,265)
CBOE Volatility Index	(6)	3/2023	(122,884)	27,453
Coffee 'C'	(2)	3/2023	(136,313)	(21,455)
Euro-Bobl	(3)	3/2023	(382,568)	113
Euro-BTP	(2)	3/2023	(248,131)	4,567
Euro-Bund	(2)	3/2023	(297,488)	1,886
Euro-Bund	(1)	3/2023	(148,744)	(109)
Euro-OAT	(1)	3/2023	(142,982)	(373)
Euro-Schatz	(19)	3/2023	(2,184,253)	(1,045)
Foreign Exchange AUD/USD	(119)	3/2023	(8,406,755)	(344,749)
Foreign Exchange CAD/USD	(6)	3/2023	(451,050)	(11,283)
Foreign Exchange EUR/USD	(68)	3/2023	(9,258,625)	(190,742)
Foreign Exchange GBP/USD	(21)	3/2023	(1,618,706)	(8,728)
Foreign Exchange JPY/USD	(34)	3/2023	(3,282,488)	(153,566)
Foreign Exchange NZD/USD	(3)	3/2023	(193,920)	(6,699)
KC HRW Wheat	(1)	3/2023	(43,938)	(2,327)
S&P 500 E-Mini Index	(9)	3/2023	(1,840,500)	(38,321)
U.S. Treasury 10 Year Note	(10)	3/2023	(1,145,156)	(11,363)
Wheat	(5)	3/2023	(190,312)	(2,725)
Lean Hogs	(1)	4/2023	(34,570)	57
Rapeseed	(4)	4/2023	(118,499)	(3,270)
3 Month Canadian Bankers Acceptance	(7)	6/2023	(1,250,141)	(645)
3 Month Canadian Bankers Acceptance	(10)	9/2023	(1,789,392)	178
3 Month Canadian Bankers Acceptance	(3)	12/2023	(538,931)	412
3 Month EURIBOR	(11)	12/2023	(2,887,715)	(244)
3 Month SONIA	(2)	12/2023	(589,826)	(1,931)
3 Month SOFR	(18)	3/2024	(4,301,325)	791
3 Month SONIA	(1)	3/2024	(295,483)	(418)
3 Month EURIBOR	(13)	6/2024	(3,425,650)	1,170
3 Month SOFR	(5)	6/2024	(1,200,750)	(523)
3 Month SOFR	(1)	9/2024	(241,263)	(165)
3 Month EURIBOR	(6)	6/2025	(1,587,755)	252
Total Short Contracts			$(49,198,365)	$(749,860)
Total Futures				$(703,622)

At January 31, 2023, the Fund had $1,429,063 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At January 31, 2023, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	44,859	SEK	466,853	JPM	2/17/2023	$180
AUD	360,000	JPY	32,682,087	JPM	3/15/2023	2,049
AUD	690,000	JPY	62,145,229	SG	3/15/2023	7,757
AUD	1,480,000	USD	1,016,166	SG	3/15/2023	30,131
BRL**	4,970,000	USD	943,642	SG	3/15/2023	28,302
CAD	2,000,000	USD	1,482,509	SG	3/15/2023	21,055
CHF	10,000	USD	10,845	JPM	3/15/2023	125
CHF	790,000	USD	856,811	SG	3/15/2023	9,824
CLP**	359,830,000	USD	417,890	SG	3/15/2023	31,337
CZK	610,000	USD	27,522	JPM	3/15/2023	303

See Notes to Consolidated Schedule of Investments

Date: 03/21/2023 04:02 AM	Project: Form Type:
Client: __	File: armm.htm Type: Pg: 9 of 17

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CZK	20,500,000	USD	893,030	SG	3/15/2023	$42,071
EUR	95,268	PLN	450,000	SG	3/15/2023	262
EUR	270,000	TRY	5,583,678	SG	3/15/2023	3,369
EUR	10,000	USD	10,865	JPM	3/15/2023	34
EUR	1,060,000	USD	1,135,856	SG	3/15/2023	19,463
GBP	20,000	USD	24,334	JPM	3/15/2023	345
GBP	330,000	USD	401,609	SG	3/15/2023	5,590
ILS	440,000	USD	126,455	SG	3/15/2023	1,195
INR**	86,750,000	USD	1,050,583	SG	3/15/2023	7,353
JPY	918,187	AUD	10,000	JPM	3/15/2023	23
JPY	2,753,967	AUD	30,000	SG	3/15/2023	65
JPY	33,780,000	USD	257,456	SG	3/15/2023	3,478
KRW**	519,450,000	USD	406,979	SG	3/15/2023	14,804
MXN	3,309,800	USD	165,706	JPM	3/15/2023	8,815
MXN	30,130,200	USD	1,527,972	SG	3/15/2023	60,755
NZD	30,000	USD	19,118	JPM	3/15/2023	280
NZD	780,000	USD	495,661	SG	3/15/2023	8,707
PHP**	11,350,000	USD	204,008	SG	3/15/2023	3,262
PLN	3,860,000	EUR	810,392	SG	3/15/2023	5,164
PLN	2,360,000	USD	531,353	SG	3/15/2023	11,833
SEK	730,000	USD	69,921	SG	3/15/2023	38
SGD	2,630,000	USD	1,958,771	SG	3/15/2023	44,720
THB	7,230,000	USD	211,671	SG	3/15/2023	8,249
TRY	210,640	EUR	10,000	SG	3/15/2023	75
TRY	630,000	USD	32,441	JPM	3/15/2023	382
TRY	4,680,000	USD	239,928	SG	3/15/2023	3,901
USD	12,799	CZK	280,000	SG	3/15/2023	27
USD	136,138	ILS	465,000	JPM	3/15/2023	1,235
USD	188,287	ILS	645,000	SG	3/15/2023	1,161
USD	89,337	INR**	7,310,000	SG	3/15/2023	190
USD	27,697	JPY	3,580,000	SG	3/15/2023	43
USD	44,459	MXN	840,000	JPM	3/15/2023	166
USD	24,279	MXN	460,000	SG	3/15/2023	24
USD	159,509	NOK	1,580,000	SG	3/15/2023	924
USD	68,652	SEK	710,000	SG	3/15/2023	609
USD	38,136	SGD	50,000	SG	3/15/2023	47
USD	7,991	THB	260,000	SG	3/15/2023	83
USD	34,589	ZAR	600,000	JPM	3/15/2023	225
USD	126,587	ZAR	2,190,000	SG	3/15/2023	1,161
HUF	2,120,000	USD	5,484	JPM	3/16/2023	328
HUF	99,480,000	USD	255,529	SG	3/16/2023	17,211
USD	17,273	HUF	6,290,000	JPM	3/16/2023	28
USD	12,403	HUF	4,490,000	SG	3/16/2023	93
USD	5,598	CAD	7,445	JPM	3/31/2023	1
USD	3,309	GBP	2,666	JPM	3/31/2023	18
Total unrealized appreciation						$408,870

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	3,267,089	CHF	3,017,411	JPM	2/17/2023	$(33,912)
USD	5,372,111	EUR	4,954,405	JPM	2/17/2023	(19,251)
USD	186,813	GBP	152,970	JPM	2/17/2023	(1,835)
AUD	30,000	JPY	2,759,568	JPM	3/15/2023	(108)
AUD	170,000	JPY	15,650,810	SG	3/15/2023	(713)
AUD	970,000	USD	689,683	SG	3/15/2023	(3,934)
EUR	187,507	PLN	890,000	JPM	3/15/2023	(477)
EUR	543,882	PLN	2,580,000	SG	3/15/2023	(1,031)
EUR	30,000	TRY	632,255	JPM	3/15/2023	(243)
EUR	420,000	TRY	8,852,774	SG	3/15/2023	(3,464)
EUR	120,000	USD	131,031	SG	3/15/2023	(242)
GBP	240,000	USD	297,242	SG	3/15/2023	(1,096)
ILS	100,000	USD	29,536	JPM	3/15/2023	(524)

See Notes to Consolidated Schedule of Investments

Date: 03/21/2023 04:02 AM	Project: Form Type:
Client: __	File: armm.htm Type: Pg: 10 of 17

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
ILS	3,100,000	USD	911,715	SG	3/15/2023	$(12,353)
INR**	75,650,000	USD	924,864	SG	3/15/2023	(2,293)
JPY	25,732,538	AUD	290,000	JPM	3/15/2023	(6,244)
JPY	66,568,001	AUD	750,000	SG	3/15/2023	(16,008)
JPY	28,710,000	USD	223,717	SG	3/15/2023	(1,945)
MXN	370,000	USD	19,569	JPM	3/15/2023	(60)
MXN	990,000	USD	52,268	SG	3/15/2023	(66)
NOK	90,000	USD	9,150	JPM	3/15/2023	(117)
NOK	3,890,000	USD	396,831	SG	3/15/2023	(6,392)
NZD	80,000	USD	51,886	JPM	3/15/2023	(155)
NZD	110,000	USD	71,332	SG	3/15/2023	(204)
PHP**	3,480,000	USD	63,858	SG	3/15/2023	(307)
PLN	1,690,000	EUR	357,208	SG	3/15/2023	(354)
PLN	250,000	USD	57,616	SG	3/15/2023	(76)
SEK	2,990,000	USD	291,238	SG	3/15/2023	(4,695)
THB	4,290,000	USD	131,401	JPM	3/15/2023	(908)
THB	9,180,000	USD	280,422	SG	3/15/2023	(1,186)
TRY	190,000	USD	9,904	JPM	3/15/2023	(5)
TRY	210,000	USD	10,952	SG	3/15/2023	(11)
USD	594,675	AUD	880,000	SG	3/15/2023	(27,450)
USD	430,077	BRL**	2,330,000	SG	3/15/2023	(25,585)
USD	1,522,552	CAD	2,070,000	SG	3/15/2023	(33,640)
USD	10,842	CHF	10,000	JPM	3/15/2023	(128)
USD	366,326	CHF	340,000	SG	3/15/2023	(6,655)
USD	55,788	CLP**	46,310,000	SG	3/15/2023	(2,027)
USD	42,144	CZK	940,000	JPM	3/15/2023	(733)
USD	132,719	CZK	3,030,000	SG	3/15/2023	(5,493)
USD	385,203	EUR	360,000	SG	3/15/2023	(7,169)
USD	83,701	GBP	70,000	SG	3/15/2023	(2,675)
USD	716,560	ILS	2,510,000	SG	3/15/2023	(11,632)
USD	1,738,304	INR**	144,590,000	SG	3/15/2023	(25,004)
USD	184,432	JPY	24,360,000	SG	3/15/2023	(3,740)
USD	56,600	KRW**	70,970,000	SG	3/15/2023	(1,026)
USD	71,299	MXN	1,390,000	JPM	3/15/2023	(1,994)
USD	275,460	MXN	5,310,000	SG	3/15/2023	(4,529)
USD	217,718	NOK	2,200,000	SG	3/15/2023	(3,095)
USD	18,984	NZD	30,000	JPM	3/15/2023	(415)
USD	138,742	NZD	220,000	SG	3/15/2023	(3,516)
USD	12,645	PHP**	710,000	SG	3/15/2023	(321)
USD	36,677	PLN	160,000	JPM	3/15/2023	(150)
USD	111,551	PLN	500,000	SG	3/15/2023	(3,531)
USD	144,599	SEK	1,530,000	SG	3/15/2023	(2,027)
USD	382,923	SGD	510,000	SG	3/15/2023	(5,585)
USD	41,782	THB	1,390,000	JPM	3/15/2023	(498)
USD	32,567	THB	1,080,000	SG	3/15/2023	(283)
USD	90,379	TRY	1,800,000	JPM	3/15/2023	(3,402)
USD	278,772	TRY	5,440,000	SG	3/15/2023	(4,652)
USD	158,507	ZAR	2,820,000	SG	3/15/2023	(3,001)
ZAR	810,000	USD	47,509	JPM	3/15/2023	(1,119)
ZAR	4,620,000	USD	268,823	SG	3/15/2023	(4,226)
HUF	2,720,000	USD	7,484	SG	3/16/2023	(27)
USD	12,347	HUF	4,680,000	SG	3/16/2023	(484)
USD	2,267,731	CAD	3,072,462	JPM	3/31/2023	(42,420)
USD	52,704	GBP	43,688	JPM	3/31/2023	(1,225)
Total unrealized depreciation						$(359,666)
Net unrealized appreciation						$49,204

** Non-deliverable forward.

See Notes to Consolidated Schedule of Investments

Date: 03/21/2023 04:02 AM	Project: Form Type:
Client: __	File: armm.htm Type: Pg: 11 of 17

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Equity swap contracts (“equity swaps”)

At January 31, 2023, the Fund had outstanding equity swaps as follows:

Over the counter equity swaps — Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Aareal Bank AG	EUR	543,899	5/24/2023	2.54%	0.65%	1D ESTR	T/1M	$9,682
MS	adidas AG	EUR	508,019	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	(84,840)
JPM	Alliance Aviation Services Ltd.	AUD	38,640	7/14/2023	3.72%	0.65%	1D RBACR	T/1M	(988)
MS	Amundi SA	EUR	1,703,640	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	180,081
MS	Anima Holding SpA	EUR	370,959	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	(13,066)
MS	Aspen Pharmacare Holdings Ltd.	USD	58,143	12/15/2023	5.23%	0.90%	1D FEDEF	T/1M	(10,980)
JPM	Autogrill SpA	EUR	79,877	9/28/2023	2.54%	0.65%	1D ESTR	T/1M	4,335
MS	Brenntag SE	EUR	625,221	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	62,169
MS	Bureau Veritas SA	EUR	734,090	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	112,266
JPM	Chr Hansen Holding A/S	DKK	1,311,374	1/2/2024	2.62%	0.40%	1M CIBOR	T/1M	322
MS	Croda International plc	GBP	64,660	12/4/2023	4.07%	0.64%	1D SONIA	T/1M	7,101
MS	Danone SA	EUR	1,000,716	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	(38,916)
JPM	Devro plc	GBP	197,185	11/30/2023	3.83%	0.40%	1D SONIA	T/1M	191
JPM	Distell Group Holdings Ltd.	ZAR	2,155,075	11/20/2023	8.01%	0.90%	1M JIBAR	T/1M	(138)
JPM	Electricite de France SA	EUR	251,447	6/22/2023	2.29% -2.54%	0.40% - 0.65%	1D ESTR	T/1M	15,684
MS	Elis SA	EUR	461,828	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	103,864
JPM	EMIS Group plc	GBP	71,082	6/29/2023	3.83%	0.40%	1D SONIA	T/1M	142
JPM	Entain plc	GBP	70,927	2/8/2023	3.83%	0.40%	1D SONIA	T/1M	321
MS	Eurofins Scientific SE	EUR	296,750	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	(22,336)
MS	Gerresheimer AG	EUR	93,765	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	4,721
MS	HeidelbergCement AG	EUR	538,950	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	66,459
MS	Hermes International	EUR	233,172	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	91,872
MS	Holcim AG	CHF	408,069	12/11/2023	1.53%	0.58%	1D SARON	T/1M	58,845
MS	Hypera SA	USD	134,475	12/7/2023	4.98%	0.65%	1D FEDEF	T/1M	15,850
MS	ITV plc	GBP	133,450	12/4/2023	4.07%	0.64%	1D SONIA	T/1M	(7,572)
MS	Kering SA	EUR	894,544	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	132,341
JPM	Link Administration Holdings Ltd.	AUD	16,846	12/29/2023	3.72%	0.65%	1D RBACR	T/1M	(8,199)
MS	LVMH Moet Hennessy Louis Vuitton SE	EUR	233,600	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	69,518
JPM	Meltwater NV	NOK	842,541	1/25/2024	3.41%	0.40%	1M NIBOR	T/1M	770
JPM	MFE-MediaForEurope NV	EUR	224	7/12/2023	2.54%	0.65%	1D ESTR	T/1M	(58)
JPM	Micro Focus International plc	GBP	117,758	8/31/2023	3.83%	0.40%	1D SONIA	T/1M	3,213
MS	NAVER Corp.	USD	77,429	9/15/2023	5.83%	1.50%	1D FEDEF	T/1M	(1,805)
JPM	Orange Belgium SA	EUR	16,633	12/11/2023	2.29% -2.39%	0.40% - 0.50%	1D ESTR	T/1M	(622)
MS	Orpea SA(d)(e)	EUR	36,568	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	(109,810)
JPM	OZ Minerals Ltd.	AUD	404,840	2/1/2024	3.72%	0.65%	1D RBACR	T/1M	(80)
JPM	PEXA Group Ltd.	AUD	15,170	1/10/2024	3.72%	0.65%	1D RBACR	T/1M	10,234
JPM	Pushpay Holdings Ltd.	NZD	129,000	11/3/2023	4.74%	0.40%	1M BKBM	T/1M	1,111
JPM	R&Q Insurance Holdings Ltd.	GBP	4,448	4/11/2023	3.83%	0.40%	1D SONIA	T/1M	(5,854)
MS	Ryanair Holdings plc	EUR	231,292	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	48,670
MS	SAP SE	EUR	524,017	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	(24,148)
JPM	Siltronic AG	EUR	80,086	2/7/2023	2.54%	0.65%	1D ESTR	T/1M	(63,306)
MS	Smith & Nephew plc	GBP	545,180	12/4/2023	4.07%	0.64%	1D SONIA	T/1M	(42,133)
JPM	SOHO China Ltd.	HKD	116,914	6/23/2023	1.76%	0.40%	1D HONIA	T/1M	701
JPM	Spire Healthcare Group plc	GBP	22,470	6/20/2023	3.83%	0.40%	1D SONIA	T/1M	3,340
MS	Stroeer SE & Co. KGaA	EUR	160,264	12/11/2023	2.52%	0.60%	1M EURIBOR	T/1M	(38,875)
JPM	Telecom Italia SpA	EUR	14,363	11/24/2023	2.54%	0.65%	1D ESTR	T/1M	2,468
Total Long Positions of equity swaps									$532,545

See Notes to Consolidated Schedule of Investments

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Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Over the counter equity swaps — Short(c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Air Liquide SA	EUR	(541,298)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	$(70,121)
MS	Allianz SE (Registered)	EUR	(460,320)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	(67,859)
MS	AXA SA	EUR	(307,897)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	(57,722)
MS	BASF SE	EUR	(237,896)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	(1,265)
MS	Bayerische Motoren Werke AG	EUR	(142,735)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	(20,644)
MS	Deutsche Post AG (Registered)	EUR	(298,107)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	9,168
MS	Deutsche Telekom AG (Registered)	EUR	(417,037)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	(70,484)
MS	Enel SpA	EUR	(130,144)	12/11/2023	1.49%	(0.40)%	1D ESTR	1M/T	13,125
MS	Engie SA	EUR	(253,630)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	(13,484)
JPM	Grifols SA	USD	(32,071)	4/14/2023	3.92%	(0.40)%	1D OBFR	1M/T	8,668
MS	H & M Hennes & Mauritz AB	SEK	(1,767,287)	10/19/2023	1.92%	(0.53)%	1W STIBOR	1M/T	52,456
MS	Hannover Rueck SE	EUR	(281,721)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	(39,318)
MS	Meituan	USD	(13,360)	7/21/2023-10/17/2023	4.33%	0.00%	1D FEDEF	1M/T	(13,360)
MS	Merck & Co., Inc.	USD	(223,198)	12/15/2023	3.98%	(0.35)%	1D FEDEF	1M/T	3,090
JPM	Novozymes A/S	DKK	(1,416,406)	1/2/2024	1.47% -1.62%	(0.75)% - (0.60)%	1M CIBOR	1M/T	(1,141)
MS	Pfizer, Inc.	USD	(153,500)	12/15/2023	3.98%	(0.35)%	1D FEDEF	1M/T	26,200
MS	Schneider Electric SE	EUR	(397,794)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	(60,009)
MS	Swisscom AG (Registered)	CHF	(280,260)	12/11/2023	0.60%	(0.35)%	1D SARON	1M/T	(18,894)
MS	Telefonica SA	EUR	(104,376)	12/11/2023	1.49%	(0.40)%	1D ESTR	1M/T	(2,005)
MS	Tencent Holdings Ltd.	USD	(292,457)	7/21/2023-10/17/2023	3.93%	(0.40)%	1D FEDEF	1M/T	(61,392)
MS	Vinci SA	EUR	(387,925)	12/11/2023	1.54%	(0.35)%	1D ESTR	1M/T	(56,945)
Total Short Positions of equity swaps									$(441,936)
Total Long and Short Positions of equity swaps									$90,609
Total Financing Costs and Other Receivables/(Payables) of equity swaps									$(47,701)
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of equity swaps									$42,908

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2023.
(c)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.
(d)	Value determined using significant unobservable inputs.
(e)	Derivative fair valued as of January 31, 2023, in accordance with procedures approved by the valuation designee. Total value of all such derivatives at January 31, 2023, amounted to $(109,810), which represents (0.1)% of net assets of the Fund.

Abbreviations

BKBM	New Zealand’s Bank Bill Benchmark Rate
CBOE	Chicago Board Options Exchange
CIBOR	Copenhagen Interbank Offered Rate
ESTR	Euro Short-Term Rate
EURIBOR	Euro Interbank Offered Rate
FEDEF	Federal Funds Floating Rate
FTSE	Financial Times Stock Exchange
HONIA	Hong Kong Overnight Index Average
HSCEI	Hang Seng China Enterprises Index
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, NA
JSE	Johannesburg Stock Exchange
MS	Morgan Stanley Capital Services LLC
MSCI	Morgan Stanley Capital International
NIBOR	Norway Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
OMX	Stockholm Stock Exchange
RBACR	Reserve Bank of Australia Cash Rate
SARON	Swiss Average Overnight Rate
SG	Societe Generale
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate

See Notes to Consolidated Schedule of Investments

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Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

SONIA	Sterling Overnight Index Average Rate
SPI	Australian Benchmark Index
STIBOR	Stockholm Interbank Offered Rate
T	Termination Date
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
1D	One Day
1M	One Month
1W	One Week

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2023:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$133,340	$—	$144	$133,484
Capital Markets	2,011,577	—	610	2,012,187
Food & Staples Retailing	623,922	—	—	623,922
Food Products	—	1,565,986	—	1,565,986
Health Care Equipment & Supplies	270,099	90,304	—	360,403
Health Care Providers & Services	2,481,217	94,929	—	2,576,146
Hotels, Restaurants & Leisure	779,496	60,018	—	839,514
Insurance	1,082,143	878,593	—	1,960,736
Interactive Media & Services	2,855,632	32,460	—	2,888,092
Internet & Direct Marketing Retail	3,028,526	1,961,271	423,905	5,413,702
Life Sciences Tools & Services	281,743	1,102,981	—	1,384,724
Media	2,662,548	395,386	1,606	3,059,540
Metals & Mining	1,457,721	149,903	—	1,607,624
Multiline Retail	—	—	—	—
Oil, Gas & Consumable Fuels	1,467,302	—	—	1,467,302
Pharmaceuticals	1,299,008	1,436,083	—	2,735,091
Professional Services	8,236	373,111	—	381,347
Semiconductors & Semiconductor Equipment	1,332,999	78,074	—	1,411,073

See Notes to Consolidated Schedule of Investments

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Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Asset Valuation Inputs (cont’d)	Level 1	Level 2	Level 3*	Total
Software	$3,057,017	$1,344,362	$—	$4,401,379
Specialty Retail	614,136	—	5,200	619,336
Technology Hardware, Storage & Peripherals	1,320,253	473,437	—	1,793,690
Trading Companies & Distributors	—	635,267	—	635,267
Other Common Stocks(a)	22,345,487	—	—	22,345,487
Total Common Stocks	49,112,402	10,672,165	431,465	60,216,032
Preferred Stocks(a)	47,100	—	—	47,100
Convertible Preferred Stocks(a)	55,287	—	—	55,287
Corporate Bonds
Independent Power and Renewable Electricity Producers	—	—	—	—
Other Corporate Bonds(a)	—	2,725,900	—	2,725,900
Total Corporate Bonds	—	2,725,900	—	2,725,900
Loan Assignments(a)	—	—	5,742	5,742
Rights
Biotechnology	—	—	161,640	161,640
Health Care Equipment & Supplies	—	—	5,775	5,775
IT Services	—	—	12,025	12,025
Metals & Mining	24,948	—	4	24,952
Pharmaceuticals	—	—	8,062	8,062
Total Rights	24,948	—	187,506	212,454
Warrants
Capital Markets	87	—	5	92
Leisure Products	1,176	—	—	1,176
Total Warrants	1,263	—	5	1,268
Short-Term Investments	—	72,343,538	—	72,343,538
Total Long Positions	$49,241,000	$85,741,603	$624,718	$135,607,321

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

*	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Common Stocks(a)(b)	Corporate Bonds(a)(c)	Loan Assignments(a)	Rights(a)(b)	Warrants(a)	Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2022	$248,739	$–	$5,738	$149,146	$8	$403,631
Transfers into Level 3	–	–	–	–	–	–
Transfers out of Level 3	–	–	–	–	–	–
Accrued discounts/(premiums)	–	–	–	–	–	–
Realized gain/(loss)	67,556	–	(20)	–	–	67,536
Change in unrealized appreciation/(depreciation)	(133,719)	–	(934)	2,804	(3)	(131,852)
Purchases	336,239	–	1,001	35,556	–	372,796
Sales	(87,350)	–	(43)	–	–	(87,393)
Balance as of January 31, 2023	$431,465	$–	$5,742	$187,506	$5	$624,718
Net change in unrealized appreciation/(depreciation) on investments still held as of January 31, 2023	$(133,719)	$–	$(934)	$3,904	$(3)	$(130,752)

(a)	As of the period ended January 31, 2023, these securities were fair valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.
(b)	These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
(c)	The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values are zero.

See Notes to Consolidated Schedule of Investments

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Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's short investments as of January 31, 2023:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(12,397,987)	$—	$—	$(12,397,987)
Total Short Positions	$(12,397,987)	$—	$—	$(12,397,987)

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

         The following is a summary, categorized by level (see Note A of the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2023:

Other Financial Instruments	Level 1	Level 2	Level 3*	Total
Futures(a)
Assets	$155,234	$—	$—	$155,234
Liabilities	(858,856)	—	—	(858,856)
Forward contracts(a)
Assets	—	408,870	—	408,870
Liabilities	—	(359,666)	—	(359,666)
Swaps
Assets	—	1,120,731	—	1,120,731
Liabilities	—	(968,013)	(109,810)	(1,077,823)
Total	$(703,622)	$201,922	$(109,810)	$(611,510)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

*	The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

Equity swaps(a)
Other Financial Instruments:
Beginning Balance as of November 1, 2022	$–
Transfers into Level 3	(109,810)
Transfers out of Level 3	–
Accrued discounts/(premiums)	–
Realized gain/(loss)	–
Change in unrealized appreciation/(depreciation)	–
Purchases	–
Sales	–
Balance as of January 31, 2023	$(109,810)
Net change in unrealized appreciation/(depreciation) on investments still held as of January 31, 2023	$–

(a)	As of the period ended January 31, 2023, these derivatives were fair valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Schedule of Investments

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January 31, 2023

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, convertible preferred stocks, rights, warrants and exchange-traded options written for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

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Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees designated Management as the Fund’s valuation designee. As the Fund’s valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange (“NYSE”)is open for business. Management has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of January 31, 2023, the Fund's investment in the Subsidiary was $24,469,378, which represents 16.2% of the Fund’s net assets.

Other matters:

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.

Russia’s invasion of Ukraine: Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.